T. ROWE PRICE High Yield Fund
February 28, 2022 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS 7.5% (1)
Aerospace & Defense 0.0%
Peraton, FRN, 1M USD LIBOR + 3.75%, 4.50%, 2/1/28  1,886 1,875
1,875
Airlines 0.5%
AAdvantage Loyalty IP, FRN, 1M USD LIBOR + 4.75%, 5.50%,
4/20/28  9,195 9,348
Mileage Plus Holdings, FRN, 1M USD LIBOR + 5.25%, 6.25%,
6/21/27  16,565 17,284
United Airlines, FRN, 1M USD LIBOR + 3.75%, 4.50%, 4/21/28  9,498 9,435
36,067
Consumer Products 0.1%
Life Time, FRN, 1M USD LIBOR + 4.75%, 5.75%, 12/16/24  9,071 9,114
9,114
Energy 0.8%
BCP Raptor, FRN, 3M USD LIBOR + 4.25%, 5.25%, 6/24/24  50,824 50,679
Prairie ECI Acquiror, FRN, 3M USD LIBOR + 4.75%, 4.959%,
3/11/26  11,255 10,894
61,573
Health Care 0.4%
ADMI, FRN, 1M USD LIBOR + 3.38%, 3.875%, 12/23/27  10,486 10,314
ADMI, FRN, 1M USD LIBOR + 3.50%, 4.00%, 12/23/27  5,297 5,252
Gainwell Acquisition, FRN, 1M USD LIBOR + 4.00%, 4.75%,
10/1/27  10,795 10,732
LifePoint Health, FRN, 1M USD LIBOR + 3.75%, 3.959%, 11/16/25  2,283 2,256
28,554
Information Technology 0.7%
Boxer Parent, FRN, 1M USD LIBOR + 5.50%, 6.00%, 2/27/26  4,930 4,899
Polaris Newco, FRN, 1M USD LIBOR + 4.00%, 4.50%, 6/2/28  18,174 18,049
Proofpoint, FRN, 1M USD LIBOR + 3.25%, 3.758%, 8/31/28  12,560 12,408
Proofpoint, FRN, 3M USD LIBOR + 6.25%, 6.758%, 8/31/29  5,065 5,065
RealPage, FRN, 3M USD LIBOR + 6.50%, 7.25%, 4/23/29  15,551 15,677
56,098
Satellites 0.3%
Intelsat Jackson Holdings, FRN, SOFR + 4.25%, 1/25/29 (2) 18,300 18,020
Iridium Satellite, FRN, 1M USD LIBOR + 2.50%, 3.25%, 11/4/26  8,001 7,933
25,953
Services 2.1%
Ascend Learning, FRN, 1M USD LIBOR + 3.50%, 4.00%, 12/11/28  20,725 20,437
Ascend Learning, FRN, 1M USD LIBOR + 5.75%, 6.25%,
11/18/29 (2) 31,260 31,143
CoreLogic, FRN, 3M USD LIBOR + 6.50%, 7.00%, 6/4/29  7,980 7,900
Renaissance Holdings, FRN, 3M USD LIBOR + 7.00%, 7.209%,
5/29/26  7,718 7,662

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
UKG, FRN, 1M USD LIBOR + 3.25%, 3.75%, 5/4/26  42,692 42,372
UKG, FRN, 1M USD LIBOR + 5.25%, 5.75%, 5/3/27  59,315 59,009
168,523
Wireless Communications 2.6%
Asurion, FRN, 1M USD LIBOR + 3.25%, 3.459%, 12/23/26  17,585 17,260
Asurion, FRN, 1M USD LIBOR + 3.25%, 3.459%, 7/31/27  23,244 22,794
Asurion, FRN, 1M USD LIBOR + 5.25%, 5.459%, 1/31/28  69,714 68,825
Asurion, FRN, 1M USD LIBOR + 5.25%, 5.459%, 1/20/29  100,360 99,106
207,985
Total Bank Loans (Cost $592,204) 595,742
COMMON STOCKS 0.5%
Gaming 0.0%
New Cotai Participation, Class B (3)(4)(5) — —
—
Information Technology 0.0%
TE Connectivity  27 3,803
3,803
Metals & Mining 0.2%
Constellium (5) 928 18,040
18,040
Wireless Communications 0.3%
T-Mobile U.S. (5) 168 20,747
20,747
Total Common Stocks (Cost $34,353) 42,590
CONVERTIBLE BONDS 0.1%
Cable Operators 0.1%
DISH Network, 3.375%, 8/15/26  8,735 7,950
Total Convertible Bonds (Cost $7,744) 7,950
CONVERTIBLE PREFERRED STOCKS 3.2%
Energy 1.3%
Targa Resources, Series A, 9.50%, Acquisition Date: 10/30/17 -
11/27/19, Cost $98,536 (5)(6)(7) 98 106,213
106,213

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Energy Services 0.5%
NuStar Energy, VR, 10.75% (3)(6) 1,200 35,689
35,689
Forest Products 0.0%
Smurfit-Stone Container, Series A, EC, 7.00%, 2/15/27 (4)(5) 47 —
—
Health Care 0.3%
Avantor, Series A, 6.25%, 5/15/22  255 27,068
27,068
Insurance 0.1%
Alliant Services, Series A, Acquisition Date: 11/6/20,
Cost $8,964 (5)(7) 9 8,850
8,850
Manufacturing 0.4%
Danaher, Series B, 5.00%, 4/15/23  18 27,633
27,633
Utilities 0.6%
American Electric Power, 6.125%, 3/15/22  183 9,550
American Electric Power, 6.125%, 8/15/23  214 11,297
NextEra Energy, 5.279%, 3/1/23  594 29,469
50,316
Total Convertible Preferred Stocks (Cost $218,144) 255,769
CORPORATE BONDS 85.1%
Aerospace & Defense 1.1%
Bombardier, 7.875%, 4/15/27 (3) 12,410 12,503
TransDigm, 6.25%, 3/15/26 (3) 49,085 50,435
TransDigm, 7.50%, 3/15/27  3,100 3,205
TransDigm, 8.00%, 12/15/25 (3) 18,765 19,539
85,682
Airlines 2.4%
Air Canada, 3.875%, 8/15/26 (3) 7,975 7,746
Air Canada, 4.625%, 8/15/29 (CAD) (3) 7,190 5,531
American Airlines, 5.50%, 4/20/26 (3) 25,130 25,633
American Airlines, 5.75%, 4/20/29 (3) 27,295 27,943
American Airlines, 11.75%, 7/15/25 (3) 39,467 47,804
Delta Air Lines, 4.75%, 10/20/28 (3) 13,690 14,259
Delta Air Lines, 7.00%, 5/1/25 (3) 13,900 15,429
Delta Air Lines, 7.375%, 1/15/26  19,150 21,352
Mileage Plus Holdings, 6.50%, 6/20/27 (3) 10,695 11,283

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
United Airlines, 4.625%, 4/15/29 (3) 11,472 11,185
VistaJet Malta Finance, 6.375%, 2/1/30 (3) 7,855 7,452
195,617
Automotive 5.9%
Asbury Automotive Group, 4.625%, 11/15/29 (3) 8,865 8,621
Asbury Automotive Group, 5.00%, 2/15/32 (3) 10,080 9,778
Clarios Global, 8.50%, 5/15/27 (3) 38,195 39,866
Dana, 4.25%, 9/1/30  6,295 5,949
Dana, 5.625%, 6/15/28  12,580 12,863
Dornoch Debt Merger Sub, 6.625%, 10/15/29 (3) 8,920 8,318
Ford Motor, 7.45%, 7/16/31  1,725 2,139
Ford Motor, 9.00%, 4/22/25  28,630 33,151
Ford Motor, 9.625%, 4/22/30  12,640 17,403
Ford Motor Credit, 5.125%, 6/16/25  15,420 16,036
Goodyear Tire & Rubber, 5.00%, 7/15/29 (3) 28,250 27,614
Goodyear Tire & Rubber, 5.25%, 4/30/31  17,000 16,511
Goodyear Tire & Rubber, 5.25%, 7/15/31 (3) 16,835 16,309
Goodyear Tire & Rubber, 5.625%, 4/30/33  5,240 5,037
Jaguar Land Rover Automotive, 5.875%, 1/15/28 (3) 8,600 8,471
Jaguar Land Rover Automotive, 7.75%, 10/15/25 (3) 12,245 12,857
LCM Investments Holdings II, 4.875%, 5/1/29 (3) 14,475 13,751
Meritor, 6.25%, 6/1/25 (3) 11,840 12,299
Metis Merger Sub, 6.50%, 5/15/29 (3) 17,185 16,004
Rivian Holdings, FRN, 6M USD LIBOR + 5.625%, 6.625%,
10/15/26 (3) 94,485 95,666
Tenneco, 5.00%, 7/15/26  26,379 26,247
Tenneco, 5.125%, 4/15/29 (3) 29,365 29,145
Tenneco, 5.375%, 12/15/24  7,805 7,805
Tenneco, 7.875%, 1/15/29 (3) 25,095 26,287
468,127
Banking 0.5%
Banco do Brasil, VR, 9.00% (6)(8) 21,100 22,221
Itau Unibanco Holding, VR, 6.125% (3)(6)(8) 16,570 16,409
38,630
Broadcasting 5.4%
Clear Channel Outdoor Holdings, 7.50%, 6/1/29 (3) 14,825 15,307
Clear Channel Outdoor Holdings, 7.75%, 4/15/28 (3) 28,775 29,998
Diamond Sports Group, 5.375%, 8/15/26 (3) 2,185 896
Diamond Sports Group, 6.625%, 8/15/27 (3) 20,835 4,896
Gray Escrow II, 5.375%, 11/15/31 (3) 18,400 17,480
iHeartCommunications, 8.375%, 5/1/27  98,614 102,929
Lamar Media, 4.00%, 2/15/30  1,966 1,882
Lamar Media, 4.875%, 1/15/29  5,918 5,933
Lions Gate Capital Holdings, 5.50%, 4/15/29 (3) 8,390 7,939
Midas OpCo Holdings, 5.625%, 8/15/29 (3) 42,175 41,331

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Nexstar Media, 4.75%, 11/1/28 (3) 9,945 9,647
Nielsen Finance, 4.50%, 7/15/29 (3) 4,550 4,078
Nielsen Finance, 4.75%, 7/15/31 (3) 6,215 5,500
Nielsen Finance, 5.625%, 10/1/28 (3) 12,570 12,051
Outfront Media Capital, 4.25%, 1/15/29 (3) 3,940 3,723
Outfront Media Capital, 6.25%, 6/15/25 (3) 5,695 5,916
Sirius XM Radio, 3.875%, 9/1/31 (3) 13,145 12,110
Sirius XM Radio, 4.00%, 7/15/28 (3) 32,360 31,066
Sirius XM Radio, 4.125%, 7/1/30 (3) 27,160 25,666
Sirius XM Radio, 5.00%, 8/1/27 (3) 10,570 10,702
Terrier Media Buyer, 8.875%, 12/15/27 (3) 30,270 31,102
Townsquare Media, 6.875%, 2/1/26 (3) 15,560 15,949
Univision Communications, 4.50%, 5/1/29 (3) 21,130 20,074
Univision Communications, 6.625%, 6/1/27 (3) 15,540 16,162
432,337
Building & Real Estate 1.4%
Brookfield Residential Properties, 5.00%, 6/15/29 (3) 12,180 11,434
Country Garden Holdings, 5.125%, 1/14/27  24,125 17,491
Country Garden Holdings, 5.625%, 1/14/30  8,205 5,682
Cushman & Wakefield U.S. Borrower, 6.75%, 5/15/28 (3) 19,265 20,156
Howard Hughes, 4.125%, 2/1/29 (3) 17,145 16,245
Howard Hughes, 4.375%, 2/1/31 (3) 9,185 8,668
Howard Hughes, 5.375%, 8/1/28 (3) 15,520 15,656
Shimao Group Holdings, 5.20%, 1/16/27  16,430 4,600
Shimao Group Holdings, 5.60%, 7/15/26  17,391 5,130
Taylor Morrison Communities, 5.125%, 8/1/30 (3) 5,970 5,940
111,002
Building Products 1.0%
CP Atlas Buyer, 7.00%, 12/1/28 (3) 3,300 2,970
New Enterprise Stone & Lime, 5.25%, 7/15/28 (3) 16,005 15,605
PGT Innovations, 4.375%, 10/1/29 (3) 15,344 14,347
Specialty Building Products Holdings, 6.375%, 9/30/26 (3) 10,935 11,003
SRS Distribution, 6.00%, 12/1/29 (3) 12,995 12,248
Summit Materials, 5.25%, 1/15/29 (3) 8,245 8,286
Summit Materials, 6.50%, 3/15/27 (3) 17,880 18,416
82,875
Cable Operators 8.4%
Altice Financing, 5.00%, 1/15/28 (3) 34,150 30,863
Altice Financing, 5.75%, 8/15/29 (3) 21,665 19,742
Altice France, 5.125%, 1/15/29 (3) 11,675 10,595
Altice France, 5.125%, 7/15/29 (3) 33,885 30,666
Altice France, 5.50%, 10/15/29 (3) 18,935 17,349
Altice France Holding, 6.00%, 2/15/28 (3) 62,220 54,754
C&W Senior Financing, 6.875%, 9/15/27 (3) 21,285 22,083
CCO Holdings, 4.25%, 1/15/34 (3) 10,805 9,860

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
CCO Holdings, 4.50%, 8/15/30 (3) 32,520 31,219
CCO Holdings, 4.50%, 5/1/32  19,850 18,733
CCO Holdings, 4.50%, 6/1/33 (3) 29,195 27,370
CCO Holdings, 4.75%, 2/1/32 (3) 17,890 17,286
CCO Holdings, 5.00%, 2/1/28 (3) 54,455 54,591
CCO Holdings, 5.375%, 6/1/29 (3) 17,950 18,174
CSC Holdings, 4.625%, 12/1/30 (3) 7,130 5,900
CSC Holdings, 5.75%, 1/15/30 (3) 20,960 18,550
CSC Holdings, 6.50%, 2/1/29 (3) 34,835 35,096
CSC Holdings, 7.50%, 4/1/28 (3) 24,805 24,681
DIRECTV Financing, 5.875%, 8/15/27 (3) 12,670 12,654
DISH DBS, 5.125%, 6/1/29  17,670 14,909
DISH DBS, 5.25%, 12/1/26 (3) 24,605 23,990
DISH DBS, 5.75%, 12/1/28 (3) 26,110 24,935
DISH DBS, 7.375%, 7/1/28  12,155 11,426
DISH DBS, 7.75%, 7/1/26  15,060 15,211
LCPR Senior Secured Financing, 6.75%, 10/15/27 (3) 4,977 5,131
Netflix, 6.375%, 5/15/29  49,980 58,039
Radiate Holdco, 6.50%, 9/15/28 (3) 15,550 14,598
Virgin Media Finance, 5.00%, 7/15/30 (3) 5,405 4,993
Vmed O2 U.K. Financing I, 4.75%, 7/15/31 (3) 34,490 32,938
VTR Finance, 6.375%, 7/15/28 (3) 7,420 7,523
673,859
Chemicals 1.7%
Compass Minerals International, 6.75%, 12/1/27 (3) 2,765 2,865
CVR Partners, 6.125%, 6/15/28 (3) 12,315 12,377
GPD, 10.125%, 4/1/26 (3) 13,455 14,128
Methanex, 5.125%, 10/15/27  13,625 13,846
Methanex, 5.25%, 12/15/29  7,440 7,533
Methanex, 5.65%, 12/1/44  6,149 5,779
OCI, 4.625%, 10/15/25 (3) 13,733 13,664
PMHC II, 9.00%, 2/15/30 (3) 8,385 8,134
Tronox, 4.625%, 3/15/29 (3) 16,520 15,549
Univar Solutions USA, 5.125%, 12/1/27 (3) 19,935 20,234
WR Grace Holdings, 5.625%, 8/15/29 (3) 19,050 18,240
132,349
Consumer Products 0.8%
Kontoor Brands, 4.125%, 11/15/29 (3) 8,920 8,407
Life Time, 5.75%, 1/15/26 (3) 16,388 16,306
Mattel, 5.45%, 11/1/41  3,902 4,292
Mattel, 5.875%, 12/15/27 (3) 7,920 8,395
Mattel, 6.20%, 10/1/40  7,015 8,348
Wolverine World Wide, 4.00%, 8/15/29 (3) 17,155 15,697
61,445

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Container 1.0%
Ardagh Metal Packaging Finance USA, 4.00%, 9/1/29 (3) 27,180 25,549
Ardagh Packaging Finance, 4.125%, 8/15/26 (3) 1,890 1,833
Ardagh Packaging Finance, 5.25%, 8/15/27 (3) 21,355 20,181
Mauser Packaging Solutions Holding, 8.50%, 4/15/24 (3) 6,035 6,156
Pactiv, 7.95%, 12/15/25  4,305 4,477
Trivium Packaging Finance, 5.50%, 8/15/26 (3) 7,220 7,310
Trivium Packaging Finance, 8.50%, 8/15/27 (3) 14,240 14,561
80,067
Energy 9.0%
Aethon United BR, 8.25%, 2/15/26 (3) 7,350 7,718
Archrock Partners, 6.875%, 4/1/27 (3) 11,435 11,607
Chesapeake Energy, 6.75%, 4/15/29 (3) 25,005 26,380
Citgo Holding, 9.25%, 8/1/24 (3) 21,710 21,710
CITGO Petroleum, 7.00%, 6/15/25 (3) 22,285 22,285
Comstock Resources, 5.875%, 1/15/30 (3) 14,255 13,756
Comstock Resources, 6.75%, 3/1/29 (3) 9,155 9,315
Crescent Energy Finance, 7.25%, 5/1/26 (3) 22,655 22,542
CrownRock, 5.625%, 10/15/25 (3) 4,445 4,490
DCP Midstream, Series A, VR, 7.375% (6)(8) 11,294 10,814
DCP Midstream Operating, 5.625%, 7/15/27  6,865 7,337
DCP Midstream Operating, 6.75%, 9/15/37 (3) 17,875 21,808
DCP Midstream Operating, 8.125%, 8/16/30  8,515 10,814
Endeavor Energy Resources, 5.75%, 1/30/28 (3) 14,198 14,659
Endeavor Energy Resources, 6.625%, 7/15/25 (3) 2,885 3,008
EQT, 7.50%, 2/1/30  16,946 20,187
Exterran Energy Solutions, 8.125%, 5/1/25  7,482 7,482
Gulfport Energy, 8.00%, 5/17/26 (3) 11,970 12,658
Hilcorp Energy I, 5.75%, 2/1/29 (3) 8,357 8,378
Hilcorp Energy I, 6.00%, 2/1/31 (3) 7,490 7,565
Magnolia Oil & Gas Operating, 6.00%, 8/1/26 (3) 40,900 41,820
NGL Energy Operating, 7.50%, 2/1/26 (3) 47,321 47,321
NuStar Logistics, 5.75%, 10/1/25  9,790 10,182
Occidental Petroleum, 6.125%, 1/1/31  8,685 9,901
Occidental Petroleum, 6.375%, 9/1/28  9,005 10,108
Occidental Petroleum, 6.45%, 9/15/36  2,310 2,711
Occidental Petroleum, 6.625%, 9/1/30  5,865 6,803
Occidental Petroleum, 7.50%, 5/1/31  7,500 9,094
Occidental Petroleum, 7.875%, 9/15/31  4,847 5,998
Occidental Petroleum, 7.95%, 6/15/39  19,810 24,961
Occidental Petroleum, 8.00%, 7/15/25  12,700 14,303
Occidental Petroleum, 8.50%, 7/15/27  16,975 20,455
Occidental Petroleum, 8.875%, 7/15/30  32,395 41,749
Range Resources, 4.75%, 2/15/30 (3) 16,730 16,375
Range Resources, 8.25%, 1/15/29  5,870 6,413

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Rockcliff Energy II, 5.50%, 10/15/29 (3) 8,625 8,539
Solaris Midstream Holdings, 7.625%, 4/1/26 (3) 8,490 8,670
Southwestern Energy, 4.75%, 2/1/32  11,155 11,071
Tallgrass Energy Partners, 5.50%, 1/15/28 (3) 7,230 6,914
Tallgrass Energy Partners, 6.00%, 3/1/27 (3) 8,060 8,060
Tallgrass Energy Partners, 6.00%, 12/31/30 (3) 11,175 10,686
Tallgrass Energy Partners, 6.00%, 9/1/31 (3) 17,225 16,235
Tallgrass Energy Partners, 7.50%, 10/1/25 (3) 10,935 11,427
Targa Resources Partners, 4.00%, 1/15/32  32,380 31,975
Targa Resources Partners, 5.875%, 4/15/26  1,055 1,088
Targa Resources Partners, 6.50%, 7/15/27  6,060 6,408
Targa Resources Partners, 6.875%, 1/15/29  9,970 10,842
Transocean Phoenix 2, 7.75%, 10/15/24 (3) 3,637 3,673
Transocean Pontus, 6.125%, 8/1/25 (3) 5,443 5,361
Transocean Proteus, 6.25%, 12/1/24 (3) 4,448 4,436
USA Compression Partners, 6.875%, 4/1/26  10,300 10,300
USA Compression Partners, 6.875%, 9/1/27  7,635 7,616
Venture Global Calcasieu Pass, 3.875%, 8/15/29 (3) 10,930 10,725
Venture Global Calcasieu Pass, 4.125%, 8/15/31 (3) 13,950 13,811
720,544
Entertainment & Leisure 3.4%
AMC Entertainment Holdings, 10.00%, 6/15/26 (3) 8,700 8,047
Carnival, 4.00%, 8/1/28 (3) 12,900 12,319
Carnival, 5.75%, 3/1/27 (3) 19,160 18,633
Carnival, 6.00%, 5/1/29 (3) 17,365 16,779
Carnival, 7.625%, 3/1/26 (3) 30,000 30,712
Cedar Fair, 5.25%, 7/15/29  8,370 8,328
Cedar Fair, 5.375%, 4/15/27  14,955 15,030
Cinemark USA, 5.25%, 7/15/28 (3) 10,730 10,113
Live Nation Entertainment, 4.75%, 10/15/27 (3) 7,745 7,590
Merlin Entertainments, 5.75%, 6/15/26 (3) 2,295 2,378
NCL, 5.875%, 3/15/26 (3) 19,710 18,922
NCL, 5.875%, 2/15/27 (3) 9,150 9,139
NCL, 7.75%, 2/15/29 (3) 8,615 8,852
NCL Finance, 6.125%, 3/15/28 (3) 5,740 5,518
Royal Caribbean Cruises, 5.375%, 7/15/27 (3) 14,720 14,426
Royal Caribbean Cruises, 5.50%, 8/31/26 (3) 17,195 16,937
Royal Caribbean Cruises, 5.50%, 4/1/28 (3) 16,378 16,030
Royal Caribbean Cruises, 9.125%, 6/15/23 (3) 1,940 2,027
Royal Caribbean Cruises, 10.875%, 6/1/23 (3) 11,015 11,745
SeaWorld Parks & Entertainment, 5.25%, 8/15/29 (3) 26,145 25,230
Viking Cruises, 7.00%, 2/15/29 (3) 12,455 11,770
270,525

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Exploration & Production 0.0%
Apache, 6.00%, 1/15/37  790 871
871
Financial 6.7%
Acrisure, 4.25%, 2/15/29 (3) 11,410 10,668
Acrisure, 7.00%, 11/15/25 (3) 15,255 15,122
Acrisure, 10.125%, 8/1/26 (3) 21,370 22,652
Alliant Holdings Intermediate, 5.875%, 11/1/29 (3) 8,595 8,079
Alliant Holdings Intermediate, 6.75%, 10/15/27 (3) 19,120 18,690
AmWINS Group, 4.875%, 6/30/29 (3) 5,705 5,434
Apollo Commercial Real Estate Finance, 4.625%, 6/15/29 (3) 25,800 23,317
Cobra AcquisitionCo, 6.375%, 11/1/29 (3) 13,230 12,122
Drawbridge Special Opportunities Fund, 3.875%, 2/15/26 (3) 5,705 5,677
Enact Holdings, 6.50%, 8/15/25 (3) 20,705 21,378
Freedom Mortgage, 6.625%, 1/15/27 (3) 13,000 11,960
GTCR AP Finance, 8.00%, 5/15/27 (3) 16,645 16,645
Home Point Capital, 5.00%, 2/1/26 (3) 13,060 10,840
HUB International, 5.625%, 12/1/29 (3) 22,535 21,436
Icahn Enterprises, 6.25%, 5/15/26  12,015 12,075
Jane Street Group, 4.50%, 11/15/29 (3) 13,465 13,011
LPL Holdings, 4.00%, 3/15/29 (3) 13,290 12,792
LPL Holdings, 4.375%, 5/15/31 (3) 2,150 2,096
Midcap Financial Issuer Trust, 5.625%, 1/15/30 (3) 12,810 11,689
Midcap Financial Issuer Trust, 6.50%, 5/1/28 (3) 24,890 24,143
Navient, 4.875%, 3/15/28  18,380 17,208
Navient, 5.00%, 3/15/27  12,240 11,842
Navient, 5.50%, 3/15/29  17,480 16,475
Navient, 6.125%, 3/25/24  32,250 33,177
Navient, 6.75%, 6/25/25  16,535 17,176
Navient, 6.75%, 6/15/26  4,370 4,523
OneMain Finance, 5.375%, 11/15/29  8,060 8,050
OneMain Finance, 6.125%, 3/15/24  6,358 6,565
OneMain Finance, 6.625%, 1/15/28  5,755 6,115
OneMain Finance, 6.875%, 3/15/25  18,550 19,709
OneMain Finance, 7.125%, 3/15/26  5,820 6,307
PennyMac Financial Services, 4.25%, 2/15/29 (3) 22,055 19,684
PennyMac Financial Services, 5.375%, 10/15/25 (3) 8,255 8,255
PROG Holdings, 6.00%, 11/15/29 (3) 21,720 20,851
Ryan Specialty Group, 4.375%, 2/1/30 (3) 5,800 5,561
SLM, 4.20%, 10/29/25  9,390 9,531
Starwood Property Trust, 3.75%, 12/31/24 (3) 6,465 6,315
Starwood Property Trust, 4.375%, 1/15/27 (3) 11,380 11,049
United Wholesale Mortgage, 5.50%, 4/15/29 (3) 8,485 7,785
United Wholesale Mortgage, 5.75%, 6/15/27 (3) 17,485 16,611
532,615

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Food 0.9%
Cosan Luxembourg, 7.00%, 1/20/27 (3) 17,390 17,893
Kraft Heinz Foods, 6.875%, 1/26/39  9,155 12,097
Kraft Heinz Foods, 7.125%, 8/1/39 (3) 6,935 9,458
Post Holdings, 5.625%, 1/15/28 (3) 1,985 1,995
Sigma Holdco, 7.875%, 5/15/26 (3) 7,043 6,198
Triton Water Holdings, 6.25%, 4/1/29 (3) 20,977 19,299
U.S. Foods, 4.625%, 6/1/30 (3) 9,745 9,306
76,246
Foreign Govt & Muni (Excl Canadian) 0.4%
Petroleos Mexicanos, 6.625%, 6/15/35  17,600 15,968
Petroleos Mexicanos, 7.69%, 1/23/50  17,830 16,045
32,013
Forest Products 0.3%
Graphic Packaging International, 3.75%, 2/1/30 (3) 9,685 9,189
Mercer International, 5.125%, 2/1/29  9,755 9,511
Mercer International, 5.50%, 1/15/26  2,170 2,175
20,875
Gaming 4.1%
Affinity Gaming, 6.875%, 12/15/27 (3) 4,400 4,323
Caesars Entertainment, 4.625%, 10/15/29 (3) 11,975 11,361
Caesars Entertainment, 8.125%, 7/1/27 (3) 37,640 40,416
Cirsa Finance International, 4.50%, 3/15/27 (EUR) (3) 7,505 7,914
International Game Technology, 4.125%, 4/15/26 (3) 6,700 6,650
International Game Technology, 5.25%, 1/15/29 (3) 10,075 10,239
International Game Technology, 6.25%, 1/15/27 (3) 22,638 24,053
Melco Resorts Finance, 5.375%, 12/4/29 (3) 2,790 2,426
MGM China Holdings, 4.75%, 2/1/27 (3) 10,685 9,730
MGM China Holdings, 5.25%, 6/18/25 (3) 2,455 2,342
MGM China Holdings, 5.875%, 5/15/26 (3) 7,510 7,173
MGM Growth Properties Operating Partnership, 3.875%,
2/15/29 (3) 12,700 12,763
MGM Growth Properties Operating Partnership, 5.75%, 2/1/27  8,690 9,407
MGM Resorts International, 4.75%, 10/15/28  3,795 3,785
Midwest Gaming Borrower, 4.875%, 5/1/29 (3) 13,340 13,006
Peninsula Pacific Entertainment, 8.50%, 11/15/27 (3) 26,005 28,670
Raptor Acquisition, 4.875%, 11/1/26 (3) 2,775 2,671
Scientific Games Holdings, 6.625%, 3/1/30 (3) 14,995 14,845
Scientific Games International, 7.00%, 5/15/28 (3) 5,590 5,786
Scientific Games International, 7.25%, 11/15/29 (3) 36,995 39,261
Studio City Finance, 5.00%, 1/15/29 (3) 9,590 7,643
Wynn Las Vegas, 5.25%, 5/15/27 (3) 18,195 18,059
Wynn Macau, 5.50%, 1/15/26 (3) 12,005 10,916
Wynn Macau, 5.50%, 10/1/27 (3) 23,082 20,296

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Wynn Resorts Finance, 5.125%, 10/1/29 (3) 10,965 10,609
324,344
Health Care 7.9%
AdaptHealth, 5.125%, 3/1/30 (3) 6,645 6,097
Avantor Funding, 4.625%, 7/15/28 (3) 23,550 23,815
Bausch Health, 6.125%, 2/1/27 (3) 16,130 16,190
Bausch Health, 7.25%, 5/30/29 (3) 24,393 21,283
Bausch Health Americas, 8.50%, 1/31/27 (3) 38,210 38,688
Bausch Health Americas, 9.25%, 4/1/26 (3) 31,600 32,706
CHS, 5.25%, 5/15/30 (3) 21,825 21,170
CHS, 6.00%, 1/15/29 (3) 12,215 12,246
CHS, 6.125%, 4/1/30 (3) 31,730 29,509
CHS, 6.875%, 4/15/29 (3) 9,900 9,479
CHS, 8.00%, 12/15/27 (3) 24,945 26,255
DaVita, 4.625%, 6/1/30 (3) 6,330 6,045
Embecta, 5.00%, 2/15/30 (3) 9,025 8,867
Minerva Merger Sub, 6.50%, 2/15/30 (3) 33,940 32,582
Molina Healthcare, 4.375%, 6/15/28 (3) 11,070 10,987
Mozart Debt Merger Sub, 3.875%, 4/1/29 (3) 43,645 41,245
Mozart Debt Merger Sub, 5.25%, 10/1/29 (3) 63,930 60,893
Option Care Health, 4.375%, 10/31/29 (3) 15,055 14,340
Organon, 5.125%, 4/30/31 (3) 28,875 28,586
Radiology Partners, 9.25%, 2/1/28 (3) 19,963 19,863
RP Escrow Issuer, 5.25%, 12/15/25 (3) 7,455 7,278
Tenet Healthcare, 4.375%, 1/15/30 (3) 13,070 12,580
Tenet Healthcare, 6.125%, 10/1/28 (3) 45,700 46,157
Tenet Healthcare, 6.875%, 11/15/31  10,830 11,534
Teva Pharmaceutical Finance Netherlands III, 4.75%, 5/9/27  14,880 14,322
Teva Pharmaceutical Finance Netherlands III, 5.125%, 5/9/29  33,400 32,064
Teva Pharmaceutical Finance Netherlands III, 6.75%, 3/1/28 (9) 21,055 22,002
Teva Pharmaceutical Finance Netherlands III, 7.125%, 1/31/25  24,760 25,874
632,657
Information Technology 1.9%
Arches Buyer, 4.25%, 6/1/28 (3) 1,245 1,167
Boxer Parent, 6.50%, 10/2/25 (EUR) (3) 3,380 3,864
Boxer Parent, 7.125%, 10/2/25 (3) 2,085 2,137
Condor Merger Sub, 7.375%, 2/15/30 (3) 16,590 15,968
Match Group Holdings II, 3.625%, 10/1/31 (3) 13,540 12,626
Match Group Holdings II, 4.125%, 8/1/30 (3) 20,685 19,858
Photo Holdings Merger Sub, 8.50%, 10/1/26 (3) 31,147 30,836
ROBLOX, 3.875%, 5/1/30 (3) 13,745 13,023
Twitter, 5.00%, 3/1/30 (3) 20,350 20,401
Uber Technologies, 7.50%, 9/15/27 (3) 16,830 17,987
Viavi Solutions, 3.75%, 10/1/29 (3) 6,480 6,140

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
ZipRecruiter, 5.00%, 1/15/30 (3) 7,025 6,902
150,909
Lodging 0.7%
Hilton Domestic Operating, 4.00%, 5/1/31 (3) 16,975 16,551
Hilton Domestic Operating, 5.375%, 5/1/25 (3) 3,745 3,839
Hilton Domestic Operating, 5.75%, 5/1/28 (3) 4,340 4,524
Hilton Worldwide Finance, 4.875%, 4/1/27  10,460 10,682
Park Intermediate Holdings, 4.875%, 5/15/29 (3) 10,160 9,715
Park Intermediate Holdings, 5.875%, 10/1/28 (3) 8,775 8,907
XHR, 4.875%, 6/1/29 (3) 1,450 1,410
55,628
Manufacturing 0.8%
Hillenbrand, 3.75%, 3/1/31  9,145 8,688
Hillenbrand, 5.00%, 9/15/26  430 451
Madison IAQ, 4.125%, 6/30/28 (3) 19,445 18,327
Madison IAQ, 5.875%, 6/30/29 (3) 11,160 10,100
Mueller Water Products, 4.00%, 6/15/29 (3) 7,770 7,381
Roller Bearing of America, 4.375%, 10/15/29 (3) 4,445 4,251
Sensata Technologies, 4.00%, 4/15/29 (3) 11,657 11,191
60,389
Metals & Mining 3.2%
Alcoa Nederland Holding, 5.50%, 12/15/27 (3) 17,725 18,456
Alcoa Nederland Holding, 6.125%, 5/15/28 (3) 11,935 12,562
Allegheny Technologies, 5.125%, 10/1/31  7,935 7,756
Arconic, 6.125%, 2/15/28 (3) 20,499 20,935
Big River Steel, 6.625%, 1/31/29 (3) 19,532 20,411
Cleveland-Cliffs, 9.875%, 10/17/25 (3) 5,960 6,616
Constellium, 3.75%, 4/15/29 (3) 10,990 10,042
ERO Copper, 6.50%, 2/15/30 (3) 8,400 8,128
Freeport-McMoRan, 5.25%, 9/1/29  7,735 8,102
Freeport-McMoRan, 5.40%, 11/14/34  29,279 33,195
Freeport-McMoRan, 5.45%, 3/15/43  12,466 14,320
GrafTech Finance, 4.625%, 12/15/28 (3) 7,045 6,834
Hecla Mining, 7.25%, 2/15/28  29,735 31,147
Hudbay Minerals, 4.50%, 4/1/26 (3) 8,460 8,185
Hudbay Minerals, 6.125%, 4/1/29 (3) 15,290 15,655
Joseph T. Ryerson & Son, 8.50%, 8/1/28 (3) 10,976 11,827
Novelis, 4.75%, 1/30/30 (3) 18,235 17,779
251,950
Other Telecommunications 0.8%
Consolidated Communications, 6.50%, 10/1/28 (3) 13,060 12,994
Embarq, 7.995%, 6/1/36  10,735 10,601
Level 3 Financing, 3.75%, 7/15/29 (3) 12,780 11,406
Lumen Technologies, 4.50%, 1/15/29 (3) 24,915 20,773

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Lumen Technologies, 5.375%, 6/15/29 (3) 12,665 11,003
66,777
Real Estate Investment Trust Securities 0.6%
American Finance Trust, 4.50%, 9/30/28 (3) 25,045 23,354
Brookfield Property REIT, 4.50%, 4/1/27 (3) 8,245 7,690
Service Properties Trust, 4.35%, 10/1/24  17,185 16,451
Service Properties Trust, 7.50%, 9/15/25  2,665 2,796
50,291
Restaurants 0.8%
Dave & Buster's, 7.625%, 11/1/25 (3) 15,674 16,419
Yum! Brands, 4.75%, 1/15/30 (3) 6,275 6,369
Yum! Brands, 5.35%, 11/1/43  19,590 19,884
Yum! Brands, 6.875%, 11/15/37  17,960 20,474
63,146
Retail 1.5%
At Home Group, 7.125%, 7/15/29 (3) 8,250 7,343
Bath & Body Works, 6.625%, 10/1/30 (3) 12,280 13,262
Bath & Body Works, 6.694%, 1/15/27  1,620 1,776
Bath & Body Works, 6.95%, 3/1/33  7,052 7,422
Bath & Body Works, 7.50%, 6/15/29  9,820 10,790
Bath & Body Works, 9.375%, 7/1/25 (3) 7,301 8,542
Carvana, 5.625%, 10/1/25 (3) 8,230 7,849
Linens 'n Things, EC, 8.338%, 1/15/20 (4)(5) 9,800 —
LSF9 Atlantis Holdings, 7.75%, 2/15/26 (3) 12,840 12,359
PetSmart, 4.75%, 2/15/28 (3) 3,320 3,262
PetSmart, 7.75%, 2/15/29 (3) 25,505 26,653
Rent-A-Center, 6.375%, 2/15/29 (3) 24,615 23,507
122,765
Satellites 0.9%
Connect Finco, 6.75%, 10/1/26 (3) 20,000 20,250
Hughes Satellite Systems, 6.625%, 8/1/26  34,475 35,854
Telesat Canada, 6.50%, 10/15/27 (3) 11,445 5,723
Viasat, 5.625%, 4/15/27 (3) 9,745 9,696
71,523
Services 6.2%
ADT Security, 4.125%, 8/1/29 (3) 13,500 12,622
Adtalem Global Education, 5.50%, 3/1/28 (3) 23,055 20,634
Advantage Sales & Marketing, 6.50%, 11/15/28 (3) 24,000 24,090
Albion Financing 1, 6.125%, 10/15/26 (3) 15,645 15,195
Albion Financing 2, 8.75%, 4/15/27 (3) 7,065 6,809
Allied Universal Holdco, 9.75%, 7/15/27 (3) 16,065 16,828
Black Knight InfoServ, 3.625%, 9/1/28 (3) 15,475 14,624
Clarivate Science Holdings, 3.875%, 7/1/28 (3) 17,045 16,086
Clarivate Science Holdings, 4.875%, 7/1/29 (3) 11,855 11,159
Constellation Automotive Financing, 4.875%, 7/15/27 (GBP) (3) 3,545 4,373

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Dun & Bradstreet, 5.00%, 12/15/29 (3) 5,800 5,597
eG Global Finance, 6.75%, 2/7/25 (3) 14,610 14,537
eG Global Finance, 8.50%, 10/30/25 (3) 15,759 15,956
Fair Isaac, 5.25%, 5/15/26 (3) 16,150 17,159
Gartner, 3.625%, 6/15/29 (3) 7,935 7,697
Gartner, 4.50%, 7/1/28 (3) 5,740 5,812
GFL Environmental, 4.375%, 8/15/29 (3) 10,865 10,064
GFL Environmental, 4.75%, 6/15/29 (3) 20,000 19,025
H&E Equipment Services, 3.875%, 12/15/28 (3) 34,955 32,508
IPD 3, 5.50%, 12/1/25 (EUR) (3) 3,355 3,769
Millennium Escrow, 6.625%, 8/1/26 (3) 8,495 8,283
MSCI, 3.25%, 8/15/33 (3) 6,755 6,383
MSCI, 4.00%, 11/15/29 (3) 11,540 11,598
Presidio Holdings, 4.875%, 2/1/27 (3) 9,310 9,287
Presidio Holdings, 8.25%, 2/1/28 (3) 17,415 17,850
Prime Security Services Borrower, 5.75%, 4/15/26 (3) 12,180 12,484
Prime Security Services Borrower, 6.25%, 1/15/28 (3) 18,475 17,828
Ritchie Bros Holdings, 4.75%, 12/15/31 (3) 3,680 3,643
Sabre GLBL, 7.375%, 9/1/25 (3) 8,680 8,940
Sabre GLBL, 9.25%, 4/15/25 (3) 9,680 10,854
Staples, 7.50%, 4/15/26 (3) 26,818 26,483
Staples, 10.75%, 4/15/27 (3) 8,333 7,750
TK Elevator Holdco, 7.625%, 7/15/28 (3) 25,260 25,639
TK Elevator U.S. Newco, 5.25%, 7/15/27 (3) 22,875 22,761
United Rentals North America, 3.75%, 1/15/32  5,125 4,869
United Rentals North America, 3.875%, 2/15/31  15,500 14,919
Verde Bidco, 4.625%, 10/1/26 (EUR) (3) 2,135 2,343
WASH Multifamily Acquisition, 5.75%, 4/15/26 (3) 10,665 10,678
497,136
Supermarkets 1.3%
Albertsons, 3.50%, 3/15/29 (3) 29,195 27,151
Albertsons, 4.875%, 2/15/30 (3) 12,940 12,972
Albertsons, 5.875%, 2/15/28 (3) 13,310 13,793
Iceland Bondco, 4.625%, 3/15/25 (GBP)  13,935 16,885
New Albertsons, 7.45%, 8/1/29  9,945 11,288
New Albertsons, 8.00%, 5/1/31  6,740 7,995
United Natural Foods, 6.75%, 10/15/28 (3) 11,785 12,183
102,267
Transportation 0.2%
Watco, 6.50%, 6/15/27 (3) 19,440 19,634
19,634
Utilities 3.3%
Calpine, 4.50%, 2/15/28 (3) 8,260 8,053
Calpine, 5.00%, 2/1/31 (3) 17,725 16,351
Calpine, 5.125%, 3/15/28 (3) 19,630 18,894

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
FirstEnergy, Series C, 7.375%, 11/15/31  6,145 7,680
NextEra Energy Operating Partners, 4.25%, 9/15/24 (3) 1,458 1,476
NextEra Energy Operating Partners, 4.50%, 9/15/27 (3) 13,605 13,741
NiSource, VR, 5.65% (6)(8) 12,860 12,731
Pattern Energy Operations, 4.50%, 8/15/28 (3) 3,515 3,401
PG&E, 5.00%, 7/1/28  14,617 14,453
PG&E, 5.25%, 7/1/30  21,665 21,530
Pike, 5.50%, 9/1/28 (3) 13,733 13,252
Terraform Global Operating, 6.125%, 3/1/26 (3) 19,029 19,077
Vistra, VR, 7.00% (3)(6)(8) 28,310 28,027
Vistra, VR, 8.00% (3)(6)(8) 41,780 43,138
Vistra Operations, 4.375%, 5/1/29 (3) 46,345 44,897
266,701
Wireless Communications 0.6%
Iliad Holding SASU, 6.50%, 10/15/26 (3) 21,965 21,828
Sprint, 7.625%, 2/15/25  1,885 2,085
Sprint Capital, 6.875%, 11/15/28  18,260 21,661
45,574
Total Corporate Bonds (Cost $6,903,336) 6,797,370
MUNICIPAL SECURITIES 0.6%
Puerto Rico 0.6%
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.25%, 7/1/23 (5)(10) 2,700 2,552
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.25%, 7/1/25 (5)(10) 6,550 6,558
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
8.00%, 7/1/35 (5)(10) 37,660 33,847
Puerto Rico Commonwealth, Public Improvement, Series E, GO,
5.50%, 7/1/31 (5)(10) 4,660 4,625
Total Municipal Securities (Cost $41,778) 47,582
SHORT-TERM INVESTMENTS 1.2%
Money Market Funds 1.1%
T. Rowe Price Government Reserve Fund, 0.12% (11)(12) 86,568 86,568
86,568

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 0.011%, 5/19/22 (13) 8,285 8,280
8,280
Total Short-Term Investments (Cost $94,850) 94,848
SECURITIES LENDING COLLATERAL 0.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 0.12% (11)(12) 20,025 20,025
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 20,025
Total Securities Lending Collateral (Cost $20,025) 20,025
Total Investments in Securities 98.5%
(Cost $7,912,434) $ 7,861,876
Other Assets Less Liabilities 1.5% 123,217
Net Assets 100.0% $ 7,985,093
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) All or a portion of this loan is unsettled as of February 28, 2022. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$5,294,037 and represents 66.3% of net assets.
(4) Level 3 in fair value hierarchy.
(5) Non-income producing
(6) Perpetual security with no stated maturity date.

T. ROWE PRICE High Yield Fund

.
.
.
.
.
.
.
.
.
.
(7) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $115,063 and represents 1.4% of net assets.
(8) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(9) All or a portion of this security is on loan at February 28, 2022.
(10) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(11) Seven-day yield
(12) Affiliated Companies
(13) At February 28, 2022, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
CAD Canadian Dollar
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
OTC Over-the-counter
SOFR Secured overnight financing rate
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE High Yield Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Credit Suisse
Credit Default Swap,
Protection Bought (Relevant
Credit: Markit CDX.
NA.HY-S37, 5 Year Index,
12/20/26), Pay 5.00%
Quarterly, Receive upon
credit default, 3/16/22 @
0.99%* (USD) 1 119,745 (63)
Credit Suisse
Credit Default Swap,
Protection Bought (Relevant
Credit: Markit CDX.
NA.HY-S37, 5 Year Index,
12/20/26), Pay 5.00%
Quarterly, Receive upon
credit default, 3/16/22 @
1.01%* (USD) 1 149,325 (133)
Total Options Written (Premiums $(717)) $ (196)
* Exercise Spread

T. ROWE PRICE High Yield Fund

(Amounts in 000s)
SWAPS (0.0)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Barclays Bank, Protection Sold (Relevant
Credit: Royal Caribbean Cruises, B2*),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/23 * 5,715 261 (126) 387
Citibank, Protection Sold (Relevant Credit:
Royal Caribbean Cruises, B2*), Receive
5.00% Quarterly, Pay upon credit default,
12/20/23 * 5,705 261 (123) 384
Total Bilateral Credit Default Swaps, Protection Sold (249) 771
Total Bilateral Swaps (249) 771
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Sold (0.0)%
Protection Sold (Relevant Credit: American
Airlines Group, Caa1*), Receive 5.00%
Quarterly, Pay upon credit default,
6/20/23 * 3,453 (12) (159) 147
Protection Sold (Relevant Credit: CHS/
Community Health Systems, Caa2*),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/26 * 8,875 (691) (311) (380)
Total Centrally Cleared Credit Default Swaps,
Protection Sold (233)
Total Centrally Cleared Swaps (233)
Net payments (receipts) of variation margin to date 173
Variation margin receivable (payable) on centrally cleared swaps $ (60)
* Credit ratings as of February 28, 2022. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $44.

T. ROWE PRICE High Yield Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 4/22/22 GBP 800 USD 1,078 $ (5)
HSBC Bank 4/22/22 USD 23,239 GBP 16,956 487
State Street 4/22/22 USD 5,740 CAD 7,190 67
State Street 5/20/22 USD 10,366 EUR 9,098 133
UBS Investment Bank 5/20/22 USD 14,078 EUR 12,360 176
Net unrealized gain (loss) on open forward
currency exchange contracts $ 858

T. ROWE PRICE High Yield Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.12% $ — $ — $ 47 ++
T. Rowe Price Short-Term Fund — — — ++
Affiliates not held at period end (551) 580 434
Totals $ (551) # $ 580 $ 481 +
Supplementary Investment Schedule
Affiliate
Value
05/31/21
Purchase
Cost
Sales
Cost
Value
02/28/22
T. Rowe Price Institutional
Floating Rate Fund - Z Class,
4.02%  $ 27,643 $ 416 $ 28,639 $ —
T. Rowe Price Government
Reserve Fund, 0.12% 103,269 ¤ ¤ 106,593
T. Rowe Price Short-Term Fund — ¤ ¤ —
Total $ 106,593 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $481 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $106,593.

T. ROWE PRICE High Yield Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price High Yield Fund (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE High Yield Fund

Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.

T. ROWE PRICE High Yield Fund

Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE High Yield Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 651,274 $ — $ 651,274
Common Stocks 42,590 — — 42,590
Convertible Preferred Stocks — 255,769 — 255,769
Corporate Bonds — 6,797,370 — 6,797,370
Short-Term Investments 86,568 8,280 — 94,848
Securities Lending Collateral 20,025 — — 20,025
Total Securities 149,183 7,712,693 — 7,861,876
Swaps* — 669 — 669
Forward Currency Exchange
Contracts — 863 — 863
Total $ 149,183 $ 7,714,225 $ — $ 7,863,408
Liabilities
Options Written $ — $ 196 $ — $ 196
Swaps* — 380 — 380
Forward Currency Exchange
Contracts — 5 — 5
Total $ — $ 581 $ — $ 581
1
Includes Bank Loans, Convertible Bonds and Municipal Securities.
* The fair value presented includes cumulative gain (loss) on centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE High Yield Fund

Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russia’s central bank closed the country’s stock market on February 28, 2022, and Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events.
Management is actively monitoring these events.
F57-054Q3 02/22